Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Expense
Schedule of reconciliation of effective tax rate

	Year Ended December 31,
	2022	2021	2020
Current income taxes	(11,539)	(4,581)	(1,035)
Deferred tax	8,688	8,417	675
Income tax expense recognized in the consolidated statements of income	(2,851)	3,836	(360)

	Year Ended December 31,
Reconciliation of effective tax rate	2022	2021	2020
Accounting loss before income tax	(409,417)	(513,373)	(436,151)
Tax in accordance with applicable tax rate in Sweden 20.6% (20.6%,21.4)%	84,340	105,755	93,336

Tax effect of:
Effect of other tax rates for foreign subsidiaries	(11,857)	11,481	680
Tax attributable to unrecognized deferred tax assets for tax losses carried forward	(64,150)	(101,785)	(91,725)
Non-deductible expenses	(11,184)	(11,615)	(2,652)
Non-taxable income	—	—	1
Income tax expense recognized in the consolidated statements of income	(2,851)	3,836	(360)

At the effective income tax rate	(1)%	1%	—